3. SIGNIFICANT ACCOUNTING POLICIES: a) Basis of consolidation: Schedule of accounts of the Company and its subsidiaries (Details)	12 Months Ended
Dec. 31, 2020
MAEPA Empreendimentos Mineiros e Participacoes Lda
% of ownership	100.00%	[1]
Jurisdiction	Portugal	[1]
Nature of operations	Exploration	[1]
Innomatik Exploration Kosovo LLC
% of ownership	100.00%	[1]
Jurisdiction	Kosovo	[1]
Nature of operations	Exploration	[1]
Avrupa Holdings Inc
% of ownership	100.00%	[2]
Jurisdiction	Barbados	[2]
Nature of operations	Holding	[2]
Avrupa Portugal Holdings Inc
% of ownership	100.00%	[2]
Jurisdiction	Barbados	[2]
Nature of operations	Holding	[2]
Avrupa Kosovo Holdings Inc
% of ownership	100.00%	[2]
Jurisdiction	Barbados	[2]
Nature of operations	Holding	[2]

[1]	FN3a3
[2]	The companies are in the process of being wound up.